Five year summary (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Five year summary
Underlying revenue growth	7.00%	7.00%	8.00%	9.00%	7.00%
Underlying adjusted operating profit growth	9.00%	10.00%	13.00%	15.00%	13.00%
Adjusted earnings per share growth (at constant currency)	10.00%	9.00%	11.00%	10.00%	17.00%
Adjusted revenue	£ 9,590	£ 9,434	£ 9,161	£ 8,553	£ 7,244
Adjusted EBITDA	3,846	3,724	3,544	3,174	2,697
Adjusted operating profit	£ 3,342	£ 3,199	£ 3,030	£ 2,683	£ 2,210
Adjusted operating margin	34.80%	33.90%	33.10%	31.40%	30.50%
Adjusted net interest expense	£ (283)	£ (296)	£ (314)	£ (194)	£ (133)
Adjusted profit before tax	3,059	2,903	2,716	2,489	2,077
Adjusted tax charge	(688)	(652)	(553)	(530)	(384)
Adjusted net profit attributable to shareholders, basic	2,358	2,241	2,156	1,961	1,689
Adjusted cash flow	£ 3,301	£ 3,101	£ 2,962	£ 2,709	£ 2,230
Adjusted cash flow conversion	99.00%	97.00%	98.00%	101.00%	101.00%
Adjusted return on invested capital	15.40%	14.80%	14.00%	12.50%	11.90%
Adjusted earnings per ordinary share	£ 1.285	£ 1.201	£ 1.140	£ 1.022	£ 0.876
Ordinary dividend per share	£ 0.675	£ 0.630	£ 0.588	£ 0.546	£ 0.498
Revenue	£ 9,590	£ 9,434	£ 9,161	£ 8,553	£ 7,244
Reported operating profit	3,027	2,861	2,682	2,323	1,884
Reported net interest expense	(286)	(298)	(315)	(201)	(142)
Reported profit before tax	2,750	2,557	2,295	2,113	1,797
Reported tax charge	(672)	(613)	(507)	(481)	(326)
Reported net profit attributable to shareholders	£ 2,065	£ 1,934	£ 1,781	£ 1,634	£ 1,471
Reported net margin	21.50%	20.50%	19.40%	19.10%	20.30%
Reported cash generated from operations	£ 3,735	£ 3,521	£ 3,370	£ 3,061	£ 2,476
Reported net debt	£ 7,201	£ 6,563	£ 6,446	£ 6,604	£ 6,017
Reported earnings per ordinary share	£ 1.126	£ 1.036	£ 0.941	£ 0.852	£ 0.763